Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Other Related Party Transactions [Line Items]
Deposits from related parties	$ 3,000,000	$ 5,900,000
Executive Officers And Directors And Their Affiliates [Member]
Schedule of Other Related Party Transactions [Line Items]
Loans and leases receivable, related parties	100,000	100,000
Total principal additions on loan	60,000	41,000	252,000
Total principal payments on loan	100,000	700,000	900,000
Related party, unfunded commitments	$ 30,000	$ 37,000